Offerings - Offering: 1	Dec. 11, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary shares, par value $0.0005 per share
Amount Registered | shares	5,625,000
Proposed Maximum Offering Price per Unit | $ / shares	0.31
Maximum Aggregate Offering Price	$ 1,743,750
Fee Rate	0.01381%
Amount of Registration Fee	$ 240.81
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.Registration fee calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act based upon the average of the high and low sale prices of the Ordinary Shares on December 8, 2025, as reported on The Nasdaq Capital Market tier of The Nasdaq Stock Market LLC.